Average Annual Total Returns - COLUMBIA ADAPTIVE RISK ALLOCATION FUND	Oct. 01, 2020	Sep. 30, 2020
Class A
Average Annual Return:
1 Year	11.76%
5 Years	4.59%
Since Inception	4.62%
Inception Date	Jun. 19, 2012
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		8.91%
5 Years		2.91%
Since Inception		3.03%
Inception Date		Jun. 19, 2012
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		7.22%
5 Years		2.91%
Since Inception		2.98%
Inception Date		Jun. 19, 2012
Class C
Average Annual Return:
1 Year	16.72%
5 Years	5.05%
Since Inception	4.64%
Inception Date	Jun. 19, 2012
Class R
Average Annual Return:
1 Year	18.28%
5 Years	5.58%
Since Inception	5.19%
Inception Date	Jun. 19, 2012
Class Inst2
Average Annual Return:
1 Year	18.95%
5 Years	6.14%
Since Inception	5.75%
Inception Date	Jun. 19, 2012
Class Inst
Average Annual Return:
1 Year	18.90%
5 Years	6.10%
Since Inception	5.70%
Inception Date	Jun. 19, 2012
Class Adv
Average Annual Return:
1 Year	18.88%
5 Years	6.10%
Since Inception	5.63%
Inception Date	Oct. 01, 2014
Class Inst3
Average Annual Return:
1 Year	18.97%
5 Years	6.19%
Since Inception	5.69%
Inception Date	Oct. 01, 2014